Discontinued Operations Tables (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Results of discontinued operations [Table Text Block]
Results from discontinued operations were as follows during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Loss from discontinued operations before income taxes	$(23.8)	$(329.7)	$(163.9)
Income tax (provision) benefit	(4.4)	103.1	59.7
Loss from discontinued operations, net of income taxes	$(28.2)	$(226.6)	$(104.2)

Restructuring and Related Costs [Table Text Block]
The following table summarizes the changes in those liabilities for the year ended December 31, 2014:

	Contractual Liabilities	Other Exit Costs	Total
	(Dollars in millions)
Liability balance at December 31, 2013	$33.9	$2.7	$36.6
Change in estimate	(5.0)	(0.2)	(5.2)
Cash payments	(28.4)	(2.5)	(30.9)
Foreign currency loss	0.3	—	0.3
Liability balance at December 31, 2014	$0.8	$—	$0.8

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets and liabilities classified as discontinued operations included in the Company's consolidated balance sheets were as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Assets:
Other current assets	$0.3	$38.6
Investments and other assets	16.3	47.4
Total assets classified as discontinued operations	$16.6	$86.0

Liabilities:
Accounts payable and accrued expenses	$12.5	$133.1
Other noncurrent liabilities	109.8	84.9
Total liabilities classified as discontinued operations	$122.3	$218.0